Identifiable Intangible Assets and Useful Lives (Detail) - Bigtera $ in Thousands	Jul. 03, 2017 USD ($)
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets	$ 4,736
Know How Technology
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets	$ 3,753
Finite-lived intangible assets useful life	5 years 6 months
Current Technology
Schedule of Finite Lived and Indefinite Lived Intangible Assets Acquired Through Business Combinations [Line Items]
Finite-lived intangible assets	$ 983
Finite-lived intangible assets useful life	5 years 6 months